CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Common Stock	Common Stock Class F Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2019			2,401,881	1,316,467
Beginning balance at Dec. 31, 2019		$ (13,196)	$ 0	$ 0	$ 10	$ (13,198)	$ (8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense		998			998
Foreign currency translation, net of tax		2					2
Net income (loss)		(1,334)				(1,334)
Ending balance (in shares) at Jun. 21, 2020			2,401,881	1,316,467
Ending balance at Jun. 21, 2020		(13,530)	$ 0	$ 0	1,008	(14,532)	(6)
Beginning balance (in shares) at Feb. 09, 2020			0
Beginning balance at Feb. 09, 2020		0	$ 0		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Holdings' contributions (in shares)	[1]		37,200,000
Parent’s contributions	[1]	53,063	$ 4		53,059
Foreign currency translation, net of tax		506					506
Net income (loss)		(14,374)				(14,374)
Ending balance (in shares) at Dec. 31, 2020	[2]		37,200,000
Ending balance at Dec. 31, 2020	[2]	39,195	$ 4		53,059	(14,374)	506
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent’s contributions		2,110			2,110
Equity-based compensation expense		0
Foreign currency translation, net of tax		(231)					(231)
Net income (loss)		(7,674)				(7,674)
Ending balance (in shares) at Mar. 31, 2021			37,200,000
Ending balance at Mar. 31, 2021		33,400	$ 4		55,169	(22,048)	275
Beginning balance (in shares) at Dec. 31, 2020	[2]		37,200,000
Beginning balance at Dec. 31, 2020	[2]	39,195	$ 4		53,059	(14,374)	506
Increase (Decrease) in Stockholders' Equity [Roll Forward]
GPAC shares net of redemptions, including PIPE, warrant liability, and Merger transaction costs (in shares)			22,461,273
GPAC shares net of redemptions, including PIPE, warrant liability, and Merger transaction costs		52,921	$ 2		52,919
Holdings' contributions (in shares)			3,029,596
Parent’s contributions		40,646			40,646
Equity-based compensation expense		27,112			27,112
Foreign currency translation, net of tax		(403)					(403)
Net income (loss)		(61,537)				(61,537)
Ending balance (in shares) at Dec. 31, 2021			62,690,869
Ending balance at Dec. 31, 2021		107,222	$ 6		183,024	(75,911)	103
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earnout settlement in Holdings’ equity		9,288			9,288
Parent’s contributions		0
Equity-based compensation expense		4,411			4,411
Foreign currency translation, net of tax		(128)					(128)
Net income (loss)		(17,293)				(17,293)
Ending balance (in shares) at Mar. 31, 2022			62,690,869
Ending balance at Mar. 31, 2022		$ 94,212	$ 6		$ 187,435	$ (93,204)	$ (25)

[1]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 37,200,000 shares of common stock to 100 Company units).
[2]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 37,200,000 shares of common stock to 100 Company units).